Financial instruments - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 3,267,034	$ 3,401,656
Settlement of derivative financial instruments	6,258	(6,992)
Cash and cash equivalents, funds held for clients, short-term investments and long-term investments	1,588,307	2,312,741
Available credit facility	1,495,730	1,493,372
Trade receivables	1,106,187	$ 938,417
Settled cross-currency swap agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 69,300
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Senior U.S. Unsecured Notes [Member] | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,547,617
Hedges of net investments in European operations | Cross-currency swaps in Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	600,000
Hedges of net investments in European operations | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,547,680
At fair value | Settled cross-currency swap agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement of derivative financial instruments	$ 6,258